                                                               ANNUAL REPORT TO

                                                      SHAREHOLDERS FOR THE YEAR

                                                         ENDED OCTOBER 31, 1997



[KEMPER STYLE BOX]
LONG-TERM INVESTING IN A SHORT-TERM WORLD(SM)

Offering investors the oppertunity for a high level of current income and preservation and capital


                          KEMPER INCOME AND CAPITAL
                          PRESERVATION FUND


"...This reduction in foreign exposure helped the fund when the global market decline occurred, while our larger allocation to Treasuries helped offset losses in the corporate sector..."


                                                                 [KEMPER LOGO]

CONTENTS
3
ECONOMIC OVERVIEW
5
PERFORMANCE UPDATE
8
PORTFOLIO STATISTICS
9
PORTFOLIO OF
INVESTMENTS
12
REPORT OF
INDEPENDENT AUDITORS
13
FINANCIAL STATEMENTS
15
NOTES TO
FINANCIAL STATEMENTS
19
FINANCIAL HIGHLIGHTS





AT A GLANCE
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND TOTAL RETURNS
--------------------------------------------------------------------------------
FOR THE YEAR ENDED OCTOBER 31, 1997
(UNADJUSTED FOR ANY SALES CHARGE)

                                  [BAR GRAPH]
--------------------------------------------------------------------------------

CLASS A                                                        8.00%
CLASS B                                                        6.99%
CLASS C                                                        7.03%
LIPPER CORPORATE DEBT A RATED FUNDS CATEGORY AVERAGE*          8.52%
--------------------------------------------------------------------------------


RETURNS AND RANKINGS ARE HISTORICAL AND DO NOT REPRESENT FUTURE PERFORMANCE. RETURNS, RANKINGS AND NET ASSET VALUE FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

*LIPPER ANALYTICAL SERVICES, INC. RETURNS AND RANKINGS ARE BASED UPON CHANGES IN NET ASSET VALUE WITH ALL DIVIDENDS REINVESTED AND DO NOT INCLUDE THE EFFECT OF SALES CHARGES AND, IF THEY HAD, RESULTS MAY HAVE BEEN LESS FAVORABLE.

--------------------------------------------------------------------------------
 NET ASSET VALUE
--------------------------------------------------------------------------------

                                   AS OF      AS OF
                                  10/31/97   10/31/96
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS A          $8.54      $8.46
--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS B          $8.51      $8.43
--------------------------------------------------------------------------------

KEMPER INCOME AND CAPITAL
PRESERVATION FUND CLASS C          $8.53      $8.45
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL
PRESERVATION FUND RANKINGS*
--------------------------------------------------------------------------------

COMPARED TO ALL OTHER FUNDS IN THE LIPPER CORPORATE DEBT A RATED FUNDS CATEGORY

                     CLASS A               CLASS B                  CLASS C
--------------------------------------------------------------------------------
1-YEAR          #91 OF 131 FUNDS       #124 OF 131 FUNDS      #121 OF 131 FUNDS
--------------------------------------------------------------------------------
5-YEAR          #14 OF 54 FUNDS              N/A                     N/A
--------------------------------------------------------------------------------
10-YEAR         #19 OF 34 FUNDS              N/A                     N/A
--------------------------------------------------------------------------------
15-YEAR         #10 OF 25 FUNDS              N/A                     N/A
--------------------------------------------------------------------------------
20-YEAR         #10 OF 20 FUNDS              N/A                     N/A
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 DIVIDEND AND YIELD REVIEW
--------------------------------------------------------------------------------

THE FOLLOWING TABLE SHOWS PER SHARE DIVIDEND AND YIELD INFORMATION FOR THE FUND AS OF OCTOBER 31, 1997.

                          CLASS A   CLASS B   CLASS C
--------------------------------------------------------------------------------
ONE-YEAR INCOME:          $0.5700   $0.4888   $0.4929
--------------------------------------------------------------------------------
OCTOBER DIVIDEND:         $0.0475   $0.0402   $0.0411
--------------------------------------------------------------------------------
ANNUALIZED
DISTRIBUTION RATE+:          6.67%     5.67%     5.78%
--------------------------------------------------------------------------------
SEC YIELD+:                  5.42%     4.75%     4.77%
--------------------------------------------------------------------------------

+ CURRENT ANNUALIZED DISTRIBUTION RATE IS THE LATEST MONTHLY DIVIDEND SHOWN AS AN ANNUALIZED PERCENTAGE OF NET ASSET VALUE ON OCTOBER 31, 1997. DISTRIBUTION RATE SIMPLY MEASURES THE LEVEL OF DIVIDENDS AND IS NOT A COMPLETE MEASURE OF PERFORMANCE. THE SEC YIELD IS NET INVESTMENT INCOME PER SHARE EARNED OVER THE MONTH ENDED OCTOBER 31, 1997, SHOWN AS AN ANNUALIZED PERCENTAGE OF THE MAXIMUM OFFERING PRICE ON THAT DATE. THE SEC YIELD IS COMPUTED IN ACCORDANCE WITH THE STANDARDIZED METHOD PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION.

TERMS TO KNOW

YOUR FUND'S STYLE

--------------------------------------------------------------------------------
MORNINGSTAR FIXED-INCOME STYLE BOX
--------------------------------------------------------------------------------
[MATURITY/QUALITY DIAGRAM]

Source: Morningstar, Inc., Chicago, IL (312) 696-6000. (Morningstar
Style Box is based on a portfolio date as of October 31, 1997.) The Fixed-Income Style Box placement is based on a fund's average effective maturity or duration and the average credit rating of the bond port- folio.

PLEASE NOTE THAT STYLE BOXES DO NOT REPRESENT AN EXACT ASSESSMENT OF RISK AND DO NOT REPRESENT FUTURE PERFORMANCE. PLEASE CONSULT THE PROSPECTUS FOR A DESCRIPTION OF INVESTMENT POLICIES.

ECONOMIC OVERVIEW

[TIMBERS PHOTO]

Stephen B. Timbers is president, chief executive and chief investment officer of Zurich Kemper Investments, Inc. (ZKI). ZKI and its affiliates manage approximately $86 billion in assets, including $49 billion in retail mutual funds. Timbers is a graduate of Yale University and holds an M.B.A. from Harvard University.

DEAR SHAREHOLDERS,

Once again, investors experienced extreme market volatility in the month of October. Unlike the October corrections of 1987 and 1989, this year's market drop occurred at a time when the United States economy is remarkably healthy and resilient. As we have noted, the U.S. economy has been moving forward for several years with an alternating fast/slow pace that has proven successful in removing whatever excesses build from quarter to quarter. As a consequence, interest rates and the rate of inflation are both low and stable. Moreover, the federal budget deficit has been reduced to such an extent that discussion has now turned to what the government should do with a projected surplus in 1998.

  Fortunately, no part of our strong economic foundation was shaken by the market correction. If anything, the correction provided a short-lived and relatively painless lesson about the vulnerability of a highly valued market. When markets are high, everything -- economic news, corporate earnings and liquidity -- must go right. When markets are high -- as our equity market was for most of this year -- they are vulnerable to relatively minor disappointments.

  As you have read, of course, the direct source of the October correction was Southeast Asia, where the world's highest growth economies had been stumbling since the summer. These economies had become overextended, banks ran into trouble with bad loans and the local governments failed to take prompt action. The result was a domino effect of competitive devaluations of currencies, crashing markets and political chaos.

  But while Southeast Asia produced the event that led to the mini-panic in the U.S. equity market -- resulting in a 7 percent loss on October 27 -- the world quickly looked to the U.S. for solutions. When the U.S. market quickly rebounded, other markets became less volatile. Considering U.S. economic fundamentals and the relatively small effect that Southeast Asian problems have on U.S. companies as a whole, rational investors had to expect our market to bounce back. In fact, if the U.S. equity market had not been so highly valued, we would have expected the market's reaction to the Asian problems to be quite muted. For instance, if the Dow Jones Industrial Average had been closer to 7000 than to 8000, we would have expected that the market would have dropped only slightly.

  But as we have said before, today's markets move very fast. We experienced in one day the kind of correction that we used to experience over a six-month period. By Wednesday, November 19, the Dow Jones Industrial Average had climbed back to where it was before Gray Monday, October 27, 1997. It took only 26 days to recoup -- contrast that with the 463 days needed to recoup from Black Monday. The market did not recover from its 22.6 percent October 19, 1987, market correction until January 24, 1989. At this writing, the U.S. equity market remains very volatile. We expect that condition to continue, as volatility is a factor of higher valued markets. Despite what the last few years may have suggested, markets do not go in just one direction.

  Our recent experience supported many of the basic tenets of investing:

  - Invest for the long term and don't react to the short-term noise. Investors who got hurt in the October correction were those who had borrowed the money they invested and were forced to sell at low prices. Investors who were able to remain invested and did, lost only some of their above-average gain for the year.

  - Diversification helps reduce overall portfolio risk. Government securities investors, for example, found the bond market to be a safe haven as the bond market rallied during the stock market correction.

  - Investing abroad is complex and requires expert advice. Currency valuations, in particular, can have a significant effect on investment returns.

  Our forecast for the next several months calls for moderate economic growth, stable interest rates and controlled inflation. While we cannot rule out the possibility of another market event that would add to the excitement of equity investing, we would expect the U.S. market to again demonstrate its resiliency.

ECONOMIC OVERVIEW

--------------------------------------------------------------------------------
ECONOMIC GUIDEPOSTS
--------------------------------------------------------------------------------

ECONOMIC ACTIVITY IS A KEY INFLUENCE ON INVESTMENT PERFORMANCE AND SHAREHOLDER DECISION-MAKING. PERIODS OF RECESSION OR BOOM, INFLATION OR DEFLATION, CREDIT EXPANSION OR CREDIT CRUNCH HAVE A SIGNIFICANT IMPACT ON MUTUAL FUND PERFORMANCE.
  THE FOLLOWING ARE SOME SIGNIFICANT ECONOMIC GUIDEPOSTS AND THEIR INVESTMENT RATIONALE THAT MAY HELP YOUR INVESTMENT DECISION-MAKING. THE 10-YEAR TREASURY RATE AND THE PRIME RATE ARE PREVAILING INTEREST RATES. THE OTHER DATA REPORT YEAR-TO-YEAR PERCENTAGE CHANGES.

                                  [BAR GRAPH]

                                NOW (11/30/97)          6 MONTHS AGO            1 YEAR AGO              2 YEARS AGO
10-YEAR TREASURY RATE(1)             5.88                    6.49                   6.3                      5.71
PRIME RATE(2)                        8.5                     8.5                    8.25                     8.65
INFLATION RATE(3)*                   2.08                    2.3                    3.25                     2.6
THE U.S. DOLLAR(4)                   9.65                    5.52                   4.36                    -2.58
CAPITAL GOODS ORDERS(5)*             9.92                    7.16                   3.3                      8.09
INDUSTRIAL PRODUCTION(5)*            5.51                    4.23                   4.33                     3.4
EMPLOYMENT GROWTH(6)                 2.52                    2.13                   2.15                     1.91

(1) Falling interest rates in recent years have been a big plus for financial assets.

(2)  The interest rate that commercial lenders charge their best borrowers.

(3) Inflation reduces an investor's real return. In the last five years, inflation has been as high as 6 percent. The low, moderate inflation of the last few years has meant high real returns.

(4) Changes in the exchange value of the dollar impact U.S. exporters and the value of U.S. firms foreign profits.

(5)  These influence corporate profits and equity performance.

(6)  An influence on family income and retail sales.

*    Data as of October 31, 1997.

Sources: Economics Department, Zurich Kemper Investments, Inc.


  Thank you for your continued support. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ Stephen B. Timbers

STEPHEN B. TIMBERS
PRESIDENT AND CHIEF INVESTMENT OFFICER
ZURICH KEMPER INVESTMENTS INC.

December 4, 1997

PERFORMANCE UPDATE

[CESSINE PHOTO]

ROBERT CESSINE JOINED ZURICH KEMPER INVESTMENTS, INC. (ZKI) IN JANUARY 1993. HE IS SENIOR VICE PRESIDENT OF ZKI AND PORTFOLIO MANAGER OF KEMPER INCOME AND CAPITAL PRESERVATION FUND. CESSINE RECEIVED BOTH A B.S. AND AN M.S. DEGREE FROM THE UNIVERSITY OF WISCONSIN, MADISON, AND IS A CHARTERED FINANCIAL ANALYST.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT, AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS.

THE 12-MONTH REPORTING PERIOD, NOVEMBER 1, 1996 THROUGH OCTOBER 31, 1997, WAS A TUMULTUOUS ONE FOR THE FIXED-INCOME MARKETS AND INVESTMENT GRADE BONDS IN PARTICULAR. KEMPER INCOME AND CAPITAL PRESERVATION FUND PORTFOLIO MANAGER ROBERT CESSINE EXPLAINS THE UPS AND DOWNS OF THE FISCAL YEAR AND HOW HE POSITIONED THE FUND TO WEATHER THE STORMY TIMES.


Q     HOW DID KEMPER INCOME AND CAPITAL PRESERVATION FUND PERFORM DURING THE
FISCAL YEAR ENDED OCTOBER 31, 1997?


A     The fund performed relatively well given the significant market and economic events that occurred during the year. Its Class A shares returned 8 percent for the year (unadjusted for any sales charge).

  Performance was temporarily hindered by the Federal Reserve Board's (the Fed)
0.25 percent increase in short-term interest rates near the end of March. From May through September, the fund performed well. In late October, there was a global equity market sell-off that impacted the investment grade corporate market. The fund struggled with the market and gave back some of its earlier gains.


Q     YOU MENTIONED THAT ECONOMIC AND MARKET EVENTS IMPACTED THE FUND. CAN YOU
EXPLAIN THE ENVIRONMENT IN MORE DETAIL AND WHAT IT MEANT SPECIFICALLY FOR THE INVESTMENT GRADE CORPORATE MARKET?


A     Two very significant events occurred during the year. The Fed raised interest rates in late March and the economic crisis in Southeast Asia spawned a global equity market sell-off on October 27, 1997. Despite these events, on a year-over-year basis, corporate bonds gained. The Salomon Brothers high grade corporate bond index posted a return of 10.82 percent for the year ended October 31, 1997. Specifically, here's what happened.

  At the start of the fiscal year, November 1996, U.S. fixed-income markets rallied in response to the outcome of the U.S. presidential and congressional elections, in which the Republicans maintained control of Congress and President Clinton was re-elected.

  This bullish environment began to change in December, when Federal Reserve Board Chairman Alan Greenspan implied in passing that financial assets might be overvalued. The comment shook the market and caused yields to rise and securities prices to fall. Early in 1997, Greenspan expressed his concern about the historically tight spreads in the high yield corporate market and whether or not its performance could be sustained. Since spreads in the investment grade market were tight as well, the comment concerned investors in all types of corporate bonds. Additionally, Greenspan commented for the second time that investors were perhaps acting with "irrational exuberance" and that the values of equity securities might be inflated. This caused further concern since a decline in the value of equities would, in turn, likely impact the performance of corporate bonds.

  At about the same time, stronger than anticipated economic growth statistics were released and Greenspan intimated that a tightening of interest rates might be necessary to

PERFORMANCE UPDATE

keep inflation at bay. The Fed's 0.25 percent tightening occurred in late March and initiated a sharp sell-off in virtually all securities' markets. The hike also caused a widening of corporate bond spreads, meaning the value of corporate bonds declined somewhat. The investment grade market was hit harder than it might have been if the stock market hadn't declined as it did.

  While economic growth remained strong after the Fed tightening, inflation remained uncharacteristically low and corporate earnings were healthy. Investment grade corporate bonds began to recoup earlier losses and rallied until October.

  On October 8, Greenspan once again expressed his concern about whether the current low level of inflation could continue with such a strong U.S. economy. The market believed his comments to be a warning that he might raise short-term interest rates again. That prospect was discounted on October 27, however, when a global equity market sell-off was spawned by economic events in Southeast Asia. The sell-off was dramatic and initiated declines in the corporate bond market as well. Investors flocked to U.S. Treasuries which rallied through the end of the fund's fiscal year.


Q     WHAT TYPES OF ADJUSTMENTS DID YOU MAKE TO THE FUND DURING THE FISCAL YEAR?


A     In the months leading up to the Fed's rate hike, we managed the fund with a neutral duration. Duration is a measurement of a fund's sensitivity to interest rates -- the shorter the duration, the less sensitive the fund is to interest rate changes. In February, we shortened duration even further as it became more clear that the increase in rates was imminent. We shortened duration by increasing the level of cash and cash equivalents in the portfolio. Typically, we try to keep the fund's cash position relatively low (5 percent or below), to increase the amount of interest income that the fund can generate. However, when rates rose in March, our larger cash position (about 12 percent) helped reduce the impact of the tightening.

  As economic growth continued and it was clear that inflation was not becoming a problem, we extended duration again by redirecting the fund's cash to corporate bond and Treasury investments. Both of these asset classes performed very well into October as market yields moved lower in response to the positive economic environment.

  In early October, when Greenspan intimated that he might tighten rates, we began reducing our exposure to our most illiquid and volatile corporate assets. Some of these issues had significant foreign exposure. This reduction in foreign exposure helped the fund when the global market decline occurred, while our larger allocation to Treasuries helped offset losses in the corporate sector.


Q     WHAT'S YOUR OUTLOOK FOR THE FUND AND THE INVESTMENT-GRADE CORPORATE
MARKET?


A     We are optimistic about the prospects for investment-grade bonds. The fundamentals of the market remain healthy. Corporate earnings are strong, the economy is robust and inflation is negligible. Corporate bonds shrugged off the impact of the March rate hike and rallied for much of the year. We anticipate that investment grade corporate bonds will be well into recovery from the October decline by the end of the year. And, we believe Kemper Income And Capital Preservation Fund is well positioned to benefit from such a recovery. The corporate investments the fund holds are high quality bonds from profitable corporations in healthy market sectors.

PERFORMANCE UPDATE

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

FOR PERIODS ENDED OCTOBER 31, 1997 (ADJUSTED FOR THE MAXIMUM SALES CHARGE)

                                             1-YEAR   5-YEAR   10-YEARS   LIFE OF CLASS
----------------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL PRESERVATION
FUND CLASS A                              3.13%    6.97%     8.47%        9.26%       (since 4/15/74)
----------------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL PRESERVATION
FUND CLASS B                              3.99      N/A       N/A         7.21        (since 5/31/94)
----------------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL PRESERVATION
FUND CLASS C                              7.03      N/A       N/A         7.81        (since 5/31/94)
----------------------------------------------------------------------------------------------------------

                                 [LINE GRAPH]


-----------------------------------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL PRESERVATION FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000
INVESTMENT IN CLASS A SHARES FROM
1/1/76 TO 10/31/97
-----------------------------------------------------------------------------------------------------------------------------
                                                               1/1/76    12/31/76    12/31/83   12/31/90    10/31/97
-----------------------------------------------------------------------------------------------------------------------------
Kemper Income And Capital Preservation Fund Class A(1)        10,000     10,868      17,790     36,707      66,775
Lehman Brothers Aggregate Bond Index+                         10,000     10,077      22,776     49,729      76,208
Consumer Price Index++                                        10,000     10,486      18,252     24,108      29,045


                                 [LINE GARAPH]

-----------------------------------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL PRESERVATION FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000
INVESTMENT IN CLASS B SHARES FROM
5/31/94 TO 10/31/97
-----------------------------------------------------------------------------------------------------------------------------
                                                               5/31/94   12/31/95    12/31/96   10/31/97
-----------------------------------------------------------------------------------------------------------------------------
Kemper Income And Capital Preservation Fund Class B(1)        10,000    12,014      12,145     12,702
Lehman Brothers Aggregate Bond Index+                         10,000    11,939      12,370     13,370
Consumer Price Index++                                        10,000    10,407      10,753     10,929
-----------------------------------------------------------------------------------------------------------------------------


                                 [LINE GRAPH]

-----------------------------------------------------------------------------------------------------------------------------
KEMPER INCOME AND CAPITAL PRESERVATION FUND CLASS C(1)
-----------------------------------------------------------------------------------------------------------------------------
GROWTH OF AN ASSUMED $10,000
INVESTMENT IN CLASS C SHARES FROM
5/31/94 TO 10/31/97
-----------------------------------------------------------------------------------------------------------------------------
                                                               5/31/94   12/31/95    12/31/96   10/31/97
-----------------------------------------------------------------------------------------------------------------------------
Kemper Income And Capital Preservation Fund C(1)              10,000    12,041      12,174     12,934
Lehman Brothers Aggregate Bond Index+                         10,000    11,939      12,370     13,370
Consumer Price Index++                                        10,000    10,407      10,753     10,929


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. RETURNS AND NET ASSET VALUES FLUCTUATE. SHARES ARE REDEEMABLE AT CURRENT NET ASSET VALUE, WHICH MAY BE MORE OR LESS THAN ORIGINAL COST.

        * AVERAGE ANNUAL TOTAL RETURN MEASURES NET INVESTMENT INCOME AND CAPITAL GAIN OR LOSS FROM PORTFOLIO INVESTMENTS, ASSUMING REINVESTMENT
        OF ALL DIVIDENDS AND FOR CLASS A SHARES ADJUSTMENT FOR THE MAXIMUM SALES CHARGE OF 4.5 PERCENT AND FOR CLASS B SHARES ADJUSTMENT FOR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE (CDSC) AS FOLLOWS: 1-YEAR, 3 PERCENT; 5-YEAR, 1 PERCENT; SINCE INCEPTION, 0 PERCENT. THERE IS NO ADJUSTMENT FOR CLASS C SHARES. THE MAXIMUM CDSC FOR CLASS B SHARES IS 4 PERCENT. FOR CLASS C SHARES, THERE IS A 1 PERCENT CDSC ON CERTAIN REDEMPTIONS WITHIN THE FIRST YEAR OF PURCHASE. DURING THE PERIODS NOTED, SECURITIES PRICES FLUCTUATED. FOR ADDITIONAL INFORMATION, SEE THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND THE FINANCIAL HIGHLIGHTS AT THE END OF THIS REPORT.

    (1) PERFORMANCE INCLUDES REINVESTMENT OF DIVIDENDS AND ADJUSTMENT FOR THE MAXIMUM SALES CHARGE FOR CLASS A SHARES AND THE CDSC IN EFFECT
        AT THE END OF THE PERIOD FOR CLASS B SHARES. WHEN REVIEWING THE PERFORMANCE CHART, PLEASE NOTE THAT THE INCEPTION DATE FOR THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS JANUARY 1, 1976. AS A RESULT, WE ARE UNABLE TO ILLUSTRATE THE LIFE OF CLASS PERFORMANCE FOR KEMPER INCOME AND CAPITAL PRESERVATION FUND CLASS A SHARES. IN COMPARING THE KEMPER INCOME AND CAPITAL PRESERVATION FUND CLASS A AND CLASS B SHARES PERFORMANCE TO THE LEHMAN BROTHERS AGGREGATE BOND INDEX AND THE CONSUMER PRICE INDEX, YOU SHOULD ALSO NOTE THAT THE FUND'S PERFORMANCE REFLECTS THE APPLICABLE SALES CHARGE, WHILE NO SUCH CHARGES ARE REFLECTED IN THE PERFORMANCE OF THE INDEX.

    + THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF INTERMEDIATE-TERM GOVERNMENT BONDS, INVESTMENT GRADE CORPORATE DEBT SECURITIES AND MORTGAGE BACKED SECURITIES. SOURCE IS LEHMAN BROTHERS, INC.

    ++ THE CONSUMER PRICE INDEX IS A STATISTICAL MEASURE OF CHANGE, OVER TIME, IN THE PRICES OF GOODS AND SERVICES IN MAJOR EXPENDITURE GROUPS FOR ALL URBAN CONSUMERS. SOURCE IS TOWERS DATA SYSTEMS.

PORTFOLIO STATISTICS

PORTFOLIO COMPOSITION*

------------------------------------------------------------------------------------------------------
                                  ON 10/31/97              ON 10/31/96
------------------------------------------------------------------------------------------------------
TREASURY BONDS AND NOTES               26%                      13%
 ......................................................................................................
FOREIGN BONDS                           8                        9
 ......................................................................................................
CORPORATE BONDS                        61                       72
 ......................................................................................................
CASH AND EQUIVALENTS                    5                        6
------------------------------------------------------------------------------------------------------
                                      100%                     100%

                        [PIE CHART]             [PIE CHART]
                        ON 10/31/97             ON 10/31/96


YEARS TO MATURITY

------------------------------------------------------------------------------------------------------

                                  ON 10/31/97              ON 10/31/96
------------------------------------------------------------------------------------------------------
CASH AND EQUIVALENTS                    5%                       1%
 ......................................................................................................
1-10 YEARS                             59                       72
 ......................................................................................................
10-20 YEARS                            15                       17
 ......................................................................................................
20+ YEARS                              21                       10
------------------------------------------------------------------------------------------------------
                                      100%                     100%

                        [PIE CHART]             [PIE CHART]
                        ON 10/31/97             ON 10/31/96

AVERAGE MATURITY

------------------------------------------------------------------------------------------------------

                                  ON 10/31/97              ON 10/31/96
------------------------------------------------------------------------------------------------------
AVERAGE MATURITY                   8.2 years               13.2 years
------------------------------------------------------------------------------------------------------

*PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

PORTFOLIO OF INVESTMENTS

KEMPER INCOME AND CAPITAL PRESERVATION FUND

Portfolio of Investments at October 31, 1997
(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT OBLIGATIONS                                                                   PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT--25.8%                       U.S. Treasury Notes

                                               9.25%, 1998                                     $10,000        $ 10,278

                                               6.25%, 2003                                       4,050           4,131

                                               5.875%, 2004                                      5,000           5,016

                                               6.125%, 2007                                     14,925          15,245

                                             U.S. Treasury Bonds

                                               10.75%, 2003                                     60,000          73,856

                                               6.625%, 2027                                     34,175          36,236

                                               6.375%, 2027                                     13,300          13,707
                                             ----------------------------------------------------------------------------
                                             TOTAL U.S. GOVERNMENT OBLIGATIONS
                                             (Cost: $158,449)                                                  158,469
                                             ----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
    FOREIGN GOVERNMENTS--2.8%
                                             Province of Nova Scotia, 8.75%, 2022                4,000           4,906

                                             Province of Quebec, 8.625%, 2005                    7,500           8,422

                                             Republic of Poland, 4.00%, 2014                     4,900           4,006
                                             ----------------------------------------------------------------------------
                                             TOTAL FOREIGN GOVERNMENT OBLIGATIONS

                                             (Cost: $16,965)                                                    17,334
                                             ----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
CORPORATE OBLIGATIONS
--------------------------------------------------------------------------------------------------------------------------
BANKS--19.3%
                                             Abbey National, PLC, 7.35%, 2049                    3,350           3,451

                                             ABN-Amro Holding, N.V., 8.25%, 2009                 7,000           7,519

                                             BCH Cayman Islands, Ltd., 7.70%, 2006               2,480           2,596

                                             Banco Central Hispano, 7.50%, 2005                  7,500           7,744

                                             Capital One Bank, 8.125%, 2000                      7,500           7,764

                                             Citicorp, 7.625%, 2005                              7,500           7,966

                                             Corporation Andina De Formento, 7.79%, 2017         9,500           9,670

                                             Crestar Financial Corp., 8.75%, 2004                5,000           5,600

                                             Den Danske Bank, 7.40%, 2010                        4,950           5,090

                                             First Fidelity Bancorporation, 9.625%, 1999         5,000           5,290

                                             Fleet Financial Group, Inc., 8.625%, 2007           5,000           5,663

                                             Kansallis Osake Bank, 10.00%, 2002                  5,000           5,699

                                             Kansallis Osake Pankki, 8.65%, 2049                 5,000           5,196

                                             NationsBank Corp., 9.50%, 2004                      5,000           5,807

                                             Peoples Bank Bridgeport, 7.20%, 2006                4,950           5,015

                                             Riggs National Corp., 8.50%, 2006                   7,000           7,401

                                             Scotland International, 8.80%, 2004                 2,850           3,164

                                             Societe Generale, 7.85%, 2049                       3,950           4,113

                                             Svenska Handelbanken, 7.125%, 2049                  7,950           7,991

                                             Wells Fargo and Co., 8.75%, 2002                    5,000           5,468
                                             ----------------------------------------------------------------------------
                                                                                                               118,207
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT    VALUE
------------------------------------------------------------------------------------------------------------------------------------

    COMMUNICATIONS, MEDIA AND                Comcast Cablevision, 8.50%, 2027                  $ 2,400        $  2,722
    ELECTRONICS--8.0%
                                             Comcast Cable, 8.875%, 2017                         7,200           8,222

                                             News American Holdings, Inc.

                                               9.25%, 2013                                       3,500           4,057

                                               8.25%, 2018                                       6,375           6,755

                                             Tele-Communications, Inc., 9.80%, 2012              3,700           4,469

                                             Time Warner Entertainment Co., L.P., 8.375%,
                                               2023                                              1,975           2,158

                                             Time Warner, Inc.
                                               7.25%, 2017                                       3,950           3,884

                                               9.15%, 2023                                       6,600           7,790

                                             Viacom, Inc., 7.75%, 2005                           2,500           2,513

                                             Worldcom, Inc., 7.75%, 2007 and 2027                6,450           6,842
                                             ----------------------------------------------------------------------------
                                                                                                                49,412
--------------------------------------------------------------------------------------------------------------------------
    CONSUMER PRODUCTS, SERVICES              Dayton Hudson Corp., 7.25%, 2004                    5,000           5,189
    AND RETAIL--9.3%
                                             Dimon, Inc., 8.875%, 2006                           5,550           5,951

                                             Federated Department Stores, 10.00%, 2001           7,500           8,290

                                             Harman International, 7.32%, 2007                   6,025           6,218

                                             JC Penney, 7.95%, 2017                              4,900           5,384

                                             Marriott International, 6.75%, 2009                 5,000           4,967

                                             May Department Stores Co., 6.875%, 2005             4,950           5,046

                                             RJR Nabisco, Inc., 8.00%, 2000                      3,500           3,614

                                             Royal Caribbean Cruises, Ltd., 8.25%, 2005          7,480           8,055

                                             Staples, Inc., 7.125%, 2007                         4,150           4,191
                                             ----------------------------------------------------------------------------
                                                                                                                56,905
--------------------------------------------------------------------------------------------------------------------------
    DRUGS AND HEALTH CARE--1.5%              MedPartners, Inc., 7.375%, 2006                     3,400           3,296

                                             Tenet Healthcare, 8.625%, 2003                      6,000           6,318
                                             ----------------------------------------------------------------------------
                                                                                                                 9,614
--------------------------------------------------------------------------------------------------------------------------
    FINANCIAL SERVICES--12.6%                AB Spintab, 7.50%, 2049                             6,000           6,146

                                             Aegon, N.V., 8.00%, 2006                            5,000           5,481

                                             African Development Bank, 9.30%, 2000               4,000           4,311

                                             Associates Corp., N.A., 8.25%, 1999                 5,000           5,211

                                             Case Credit Corp., 6.75%, 2007                      5,200           5,235

                                             Felcor Suites, L.P.

                                               7.375%, 2004                                      5,925           5,904

                                               7.625%, 2007                                      2,275           2,265

                                             Finova Capital Corp., 9.125%, 2002                  5,000           5,498

                                             General Electric Capital Corp., 8.625%, 2008        5,000           5,807

                                             Lehman Brothers Holdings

                                               7.25%, 2003                                       2,650           2,728

                                               7.375%, 2007                                      7,500           7,749

                                             Morgan Stanley Group, 6.875%, 2007                  4,950           5,019

                                             Simon DeBartolo, 7.125%, 2007                       2,950           2,997

                                             Tanger Properties, L.P., 7.875%, 2004               2,950           2,973

                                             TriNet Corporate Realty Trust

                                               7.30%, 2001                                       5,000           5,132

                                               7.70%, 2017                                       4,900           5,040
                                             ----------------------------------------------------------------------------
                                                                                                                77,496
--------------------------------------------------------------------------------------------------------------------------
    ENERGY AND CHEMICALS--3.7%               Gulf Canada Resources, 8.35%, 2006                  7,700           8,373

                                             Repsol International Finance, 7.00%, 2005           5,000           5,199

                                             USX Corp., 9.375%, 2012                             7,500           9,106
                                             ----------------------------------------------------------------------------
                                                                                                                22,678
--------------------------------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

(DOLLARS IN THOUSANDS)

-----------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT    VALUE
-----------------------------------------------------------------------------------------------------------------------
TRANSPORTATION--6.3%                         Continental Airlines, Inc.

                                               7.75%, 2014                                     $ 3,986        $  4,287

                                               6.90%, 2018                                       3,950           4,012

                                             Delta Airlines, 9.32%, 2009                         4,284           4,771

                                             Ford Motor Credit, 7.75%, 2005                      5,000           5,327

                                             General Motors Acceptance Corp., 8.875%, 2010       5,000           5,919

                                             Penske Truck Leasing, 8.25%, 1999                   5,000           5,210

                                             United Airlines, 9.56%, 2018                        7,500           9,029
                                             --------------------------------------------------------------------------
                                                                                                                38,555
-----------------------------------------------------------------------------------------------------------------------
    UTILITIES--5.7%                          Centerior Energy, 7.67%, 2004                       5,900           6,065

                                             Chesapeake and Potomac Telephone Company of
                                               Virginia, 8.375%, 2029                            5,000           6,013

                                             Cleveland Electric Illumination, 7.88%, 2017        3,950           3,966

                                             Commonwealth Edison, 7.375%, 2004                   4,475           4,582

                                             Niagara Mohawk Power, 8.00%, 2004                   4,950           5,173

                                             US West Capital Funding

                                               7.90%, 2027                                       5,000           5,271

                                               7.95%, 2097                                       3,400           3,637
                                             --------------------------------------------------------------------------
                                                                                                                34,707
                                             --------------------------------------------------------------------------
                                             TOTAL CORPORATE OBLIGATIONS--66.4%

                                             (Cost: $397,748)                                                  407,574
                                             --------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
    MONEY MARKET                             Yield--5.52% to 5.73%
    INSTRUMENTS--5.7%
                                             Due--November and December, 1997

                                             Enron Corp.                                         5,000           4,976

                                             Other                                              30,000          29,925
                                             --------------------------------------------------------------------------
                                             TOTAL MONEY MARKET INSTRUMENTS--5.7%

                                             (Cost: $34,902)                                                    34,901
                                             --------------------------------------------------------------------------
                                             TOTAL INVESTMENTS--100.7%

                                             (Cost: $608,064)                                                  618,278
                                             --------------------------------------------------------------------------

                                             LIABILITIES, LESS OTHER ASSETS--(.7%)                              (4,808)
                                             --------------------------------------------------------------------------

                                             NET ASSETS--100%                                                 $613,470
                                             --------------------------------------------------------------------------

-------------------------------------------------------------------------------
NOTE TO PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
Based on the cost of investments of $608,064,000 for federal income tax purposes at October 31, 1997, the gross unrealized appreciation was $14,227,000, the gross unrealized depreciation was $4,013,000 and the net unrealized appreciation on investments was $10,214,000.

See accompanying Notes to Financial Statements.

REPORT OF INDEPENDENT AUDITORS

THE BOARD OF TRUSTEES AND SHAREHOLDERS

KEMPER INCOME AND CAPITAL PRESERVATION FUND

  We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Kemper Income and Capital Preservation Fund as of October 31, 1997, the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the fiscal periods since 1993. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 1997, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Kemper Income and Capital Preservation Fund at October 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the fiscal periods since 1993, in conformity with generally accepted accounting principles.

                                                               ERNST & YOUNG LLP

                                          Chicago, Illinois

                                          December 16, 1997

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

October 31, 1997
(IN THOUSANDS)

------------------------------------------------------------------------
 ASSETS
------------------------------------------------------------------------
Investments, at value
(Cost: $608,064)                                                $618,278
------------------------------------------------------------------------
Receivable for:
  Investments sold                                                19,551
------------------------------------------------------------------------
  Interest                                                        12,582
------------------------------------------------------------------------
  Fund shares sold                                                 1,095
------------------------------------------------------------------------
    TOTAL ASSETS                                                 651,506
------------------------------------------------------------------------
 LIABILITIES AND NET ASSETS
------------------------------------------------------------------------
Cash overdraft                                                     4,088
------------------------------------------------------------------------
Payable for:
  Investments purchased                                           31,103
------------------------------------------------------------------------
  Dividends                                                        1,448
------------------------------------------------------------------------
  Fund shares redeemed                                               721
------------------------------------------------------------------------
  Management fee                                                     271
------------------------------------------------------------------------
  Administrative services fee                                        107
------------------------------------------------------------------------
  Distribution services fee                                           58
------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses             172
------------------------------------------------------------------------
  Trustees' fees and other                                            68
------------------------------------------------------------------------
    Total liabilities                                             38,036
------------------------------------------------------------------------
NET ASSETS                                                      $613,470
------------------------------------------------------------------------
 ANALYSIS OF NET ASSETS
------------------------------------------------------------------------
Paid-in capital                                                 $608,390
------------------------------------------------------------------------
Accumulated net realized loss on investments                     (16,153)
------------------------------------------------------------------------
Net unrealized appreciation on investments                        10,214
------------------------------------------------------------------------
Undistributed net investment income                               11,019
------------------------------------------------------------------------
NET ASSETS APPLICABLE TO SHARES OUTSTANDING                     $613,470
------------------------------------------------------------------------
 THE PRICING OF SHARES
------------------------------------------------------------------------
CLASS A SHARES
  Net asset value and redemption price per share
  ($514,558 divided by 60,272 shares outstanding)                  $8.54
------------------------------------------------------------------------
  Maximum offering price per share
  (net asset value, plus 4.71% of
  net asset value or 4.50% of offering price)                      $8.94
------------------------------------------------------------------------
CLASS B SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($83,295 divided by 9,790 shares outstanding)                    $8.51
------------------------------------------------------------------------
CLASS C SHARES
  Net asset value and redemption price
  (subject to contingent deferred sales charge) per share
  ($9,083 divided by 1,065 shares outstanding)                     $8.53
------------------------------------------------------------------------
CLASS I SHARES
  Net asset value and redemption price per share
  ($6,534 divided by 766 shares outstanding)                       $8.53
------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

Year ended October 31, 1997
(IN THOUSANDS)

--------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------
Interest income                                                                     $45,924
--------------------------------------------------------------------------------------------
Expenses:
  Management fee                                                                      3,162
--------------------------------------------------------------------------------------------
  Administrative services fee                                                         1,209
--------------------------------------------------------------------------------------------
  Distribution services fee                                                             653
--------------------------------------------------------------------------------------------
  Custodian and transfer agent fees and related expenses                              1,405
--------------------------------------------------------------------------------------------
  Reports to shareholders                                                               117
--------------------------------------------------------------------------------------------
  Professional fees                                                                      45
--------------------------------------------------------------------------------------------
  Trustees' fees and other                                                               29
--------------------------------------------------------------------------------------------
    Total expenses                                                                    6,620
--------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                39,304
--------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------
  Net realized gain on sales of investments                                          10,264
--------------------------------------------------------------------------------------------
  Net realized loss from futures transactions                                        (8,330)
--------------------------------------------------------------------------------------------
    Net realized gain                                                                 1,934
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation on investments                                3,456
--------------------------------------------------------------------------------------------
Net gain on investments                                                               5,390
--------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $44,694
--------------------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

(IN THOUSANDS)

                                                                  YEAR ENDED OCTOBER 31,
                                                                ---------------------------
                                                                  1997               1996
--------------------------------------------------------------------------------------------
 OPERATIONS, DIVIDENDS AND CAPITAL SHARE ACTIVITY
--------------------------------------------------------------------------------------------
  Net investment income                                         $ 39,304             40,644
--------------------------------------------------------------------------------------------
  Net realized gain                                                1,934              2,967
--------------------------------------------------------------------------------------------
  Change in net unrealized appreciation                            3,456            (12,747)
--------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations              44,694             30,864
--------------------------------------------------------------------------------------------
Net equalization credits (charges)                                   371             (1,036)
--------------------------------------------------------------------------------------------
Distribution from net investment income                          (39,211)           (40,681)
--------------------------------------------------------------------------------------------
Net increase (decrease) from capital share transactions           34,618            (65,576)
--------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           40,472            (76,429)
--------------------------------------------------------------------------------------------
 NET ASSETS
--------------------------------------------------------------------------------------------
Beginning of year                                                572,998            649,427
--------------------------------------------------------------------------------------------
END OF YEAR (including undistributed net investment
income of $11,019 and $10,556, respectively)                    $613,470            572,998
--------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
1 DESCRIPTION OF THE         Kemper Income and Capital Preservation Fund is an
  FUND                       open-end management investment company organized as
                             a business trust under the laws of Massachusetts.
                             The Fund offers four classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance.
                             Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Class I shares are sold to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes.
                             Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the Fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

--------------------------------------------------------------------------------
2 SIGNIFICANT                INVESTMENT VALUATION. Investments are stated at
  ACCOUNTING POLICIES        value. Fixed income securities are valued by using
                             market quotations, or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Portfolio securities that are traded on a national securities exchange are valued at the last sale price on the exchange where primarily traded or, if there is no recent sale, at the last current bid quotation. Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges where primarily traded.
                             Securities not so traded are valued at the last current bid quotation if market quotations are available. Financial futures and options thereon are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Over-the-counter traded fixed income options are valued based upon prices provided by market makers. Other securities and assets are valued at fair value as determined in good faith by the Board of Trustees.

                             INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and includes discount amortization on fixed income securities. Realized gains and losses from investment transactions are reported on an identified cost basis.

                             FUND SHARE VALUATION. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the earlier of 3:00 p.m. Chicago time or the close of the Exchange. The net asset value per share is determined separately for each class by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding.

NOTES TO FINANCIAL STATEMENTS

                             FEDERAL INCOME TAXES. The Fund has complied with the special provisions of the Internal Revenue Code available to investment companies and therefore no federal income tax provision is required. The accumulated net realized loss on sales of investments for federal income tax purposes at October 31, 1997, amounting to approximately $16,124,000, is available to offset future taxable gains. If not applied, the loss carryover expires during the period 2002 through 2003.

                             DIVIDENDS TO SHAREHOLDERS. The Fund declares and pays dividends of net investment income monthly and any net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

                             EQUALIZATION ACCOUNTING. A portion of proceeds from sales and cost of redemptions of Fund shares is credited or charged to undistributed net investment income so that income per share available for distribution is not affected by sales or redemptions of shares.

--------------------------------------------------------------------------------
3 TRANSACTIONS WITH          MANAGEMENT AGREEMENT. The Fund has a management
  AFFILIATES                 agreement with Zurich Kemper Investments, Inc.
                             (ZKI), and pays a management fee at an annual rate of .55% of the first $250 million of average daily net assets declining to .40% of average daily net assets in excess of $12.5 billion. The Fund incurred a management fee of $3,162,000 for the year ended October 31, 1997.

                             UNDERWRITING AND DISTRIBUTION SERVICES AGREEMENT. The Fund has an underwriting and distribution services agreement with Zurich Kemper Distributors, Inc. (ZKDI). Underwriting commissions paid in connection with the distribution of Class A shares are as follows:

                                                                             COMMISSIONS      COMMISSIONS ALLOWED
                                                                           RETAINED BY ZKDI    BY ZKDI TO FIRMS
                                                                           ----------------   -------------------
                                       Year ended October 31, 1997             $53,000             1,283,000

                             For services under the distribution services agreement, the Fund pays ZKDI a fee of .75% of average daily net assets of Class B and Class C shares. Pursuant to the agreement, ZKDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, ZKDI receives any contingent deferred sales charges (CDSC) from redemptions of Class B and Class C shares. Distribution fees and commissions paid in connection with the sale of Class B and Class C shares and the CDSC received in connection with the redemption of such shares are as follows:

                                                                            DISTRIBUTION FEES      COMMISSIONS AND
                                                                                AND CDSC        DISTRIBUTION FEES PAID
                                                                            RECEIVED BY ZKDI       BY ZDKI TO FIRMS
                                                                            -----------------   ----------------------
                                       Year ended October 31, 1997               $866,000              648,000

NOTES TO FINANCIAL STATEMENTS

                             ADMINISTRATIVE SERVICES AGREEMENT. The Fund has an administrative services agreement with ZKDI. For providing information and administrative services to Class A, Class B and Class C shareholders, the Fund pays ZKDI a fee at an annual rate of up to .25% of average daily net assets of each class. ZKDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of Fund accounts the firms service. Administrative services fees (ASF) paid are as follows:

                                                                                                 ASF PAID BY ZKDI
                                                                     ASF PAID BY THE      -------------------------------
                                                                      FUND TO ZKDI        TO ALL FIRMS      TO AFFILIATES
                                                                     ---------------      ------------      -------------
                                       Year ended October 31, 1997     $1,209,000          1,207,000            6,000

                             SHAREHOLDER SERVICES AGREEMENTS. Pursuant to a services agreement with the Fund's transfer agent, Zurich Kemper Service Company (ZKSvC) is the shareholder service agent of the Fund. Under the agreement, ZKSvC received shareholder services fees of $937,000 for the year ended October 31, 1997.

                             OFFICERS AND TRUSTEES. Certain officers or trustees of the Fund are also officers or directors of ZKI. For the year ended October 31, 1997, the Fund made no direct payments to its officers and incurred trustees' fees of $24,000 to independent trustees.

--------------------------------------------------------------------------------
4 INVESTMENT TRANSACTIONS    For the year ended October 31, 1997, investment
                             transactions (excluding short-term instruments) are as follows (in thousands):

                             Purchases                                  $924,093

                             Proceeds on sales                           921,659

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
5 CAPITAL SHARE              The following table summarizes the activity in
  TRANSACTIONS               capital shares of the Fund (in thousands):

                                                                                YEAR ENDED OCTOBER 31,
                                                                       1997                               1996
                                                              ---------------------             ----------------------
                                                              SHARES         AMOUNT             SHARES          AMOUNT
                                       ---------------------------------------------------------------------------------
                                        SHARES SOLD
                                       ---------------------------------------------------------------------------------
                                        Class A                22,073       $ 182,796             8,700       $   72,664
                                       ---------------------------------------------------------------------------------
                                        Class B                 3,288          27,633             6,081           52,041
                                       ---------------------------------------------------------------------------------
                                        Class C                   655           5,545               596            5,059
                                       ---------------------------------------------------------------------------------
                                        Class I                   133           1,118               205            1,771
                                       ---------------------------------------------------------------------------------
                                        SHARES ISSUED IN REINVESTMENT OF DIVIDENDS
                                       ---------------------------------------------------------------------------------
                                        Class A                 2,715          20,630             2,685           22,702
                                       ---------------------------------------------------------------------------------
                                        Class B                   420           3,525               441            3,738
                                       ---------------------------------------------------------------------------------
                                        Class C                    41             349                25              211
                                       ---------------------------------------------------------------------------------
                                        Class I                    55             465                78              661
                                       ---------------------------------------------------------------------------------
                                        SHARES REDEEMED
                                       ---------------------------------------------------------------------------------
                                        Class A               (22,089)       (180,977)          (16,494)        (137,467)
                                       ---------------------------------------------------------------------------------
                                        Class B                (2,604)        (21,912)           (8,647)         (75,755)
                                       ---------------------------------------------------------------------------------
                                        Class C                  (295)         (2,495)             (521)          (4,568)
                                       ---------------------------------------------------------------------------------
                                        Class I                  (243)         (2,059)             (780)          (6,633)
                                       ---------------------------------------------------------------------------------
                                        CONVERSION OF SHARES
                                       ---------------------------------------------------------------------------------
                                        Class A                   377           3,183               147            1,262
                                       ---------------------------------------------------------------------------------
                                        Class B                  (378)         (3,183)             (147)          (1,262)
                                       ---------------------------------------------------------------------------------
                                        NET INCREASE (DECREASE)
                                        FROM CAPITAL SHARE
                                        TRANSACTIONS                        $  34,618                         $  (65,576)
                                       ---------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6 FINANCIAL FUTURES          The Fund has entered into exchange traded
  CONTRACTS                  financial futures contracts in order to help
                             protect itself from anticipated market conditions and, as such, bears the risk that arises from entering into these contracts.

                             At the time the Fund enters into a futures contract, it is required to make a margin deposit with its custodian. Subsequently, gain or loss is recognized and payments are made on a daily basis between the Fund and its broker as the market value of the futures contract fluctuates. At October 31, 1997, the market value of assets pledged by the Fund to cover margin requirements for open futures positions was $2,112,000. The Fund also had liquid securities in its portfolio in excess of the face amount of the following short futures positions open at October 31, 1997 (in thousands):

                                                                       FACE         EXPIRATION       LOSS AT
                                                   TYPE               AMOUNT          MONTH          10/31/97
                                       ----------------------------------------------------------------------

                                       U.S. Treasury Bond             $74,745      December '97      $(2,260)
                                       ----------------------------------------------------------------------

                                       U.S. Treasury Note              32,588      December '97         (937)
                                       ----------------------------------------------------------------------

                                         Total                                                       $(3,197)
                                       ----------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           -------------------------------------
                                                            CLASS A
                                           -------------------------------------
                                                  YEAR ENDED OCTOBER 31,
                                           -------------------------------------
                                           1997    1996    1995    1994    1993
------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------
Net asset value, beginning of year         $8.46    8.62    7.91    8.97    8.34
------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .57     .58     .61     .61     .63
------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .08    (.15)    .72   (1.03)    .62
------------------------------------------------------------------------------------
Total from investment operations             .65     .43    1.33    (.42)   1.25
------------------------------------------------------------------------------------
Less dividends:
  Distribution from net investment income    .57     .59     .62     .59     .62
------------------------------------------------------------------------------------
  Distribution from net realized gain         --      --      --     .05      --
------------------------------------------------------------------------------------
Total dividends                              .57     .59     .62     .64     .62
------------------------------------------------------------------------------------
Net asset value, end of year               $8.54    8.46    8.62    7.91    8.97
------------------------------------------------------------------------------------
TOTAL RETURN                                8.00%   5.17   17.47   (4.86)  15.48
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------------------------
Expenses                                     .97%    .96     .90     .94     .82
------------------------------------------------------------------------------------
Net investment income                       6.75%   6.90    7.31    7.34    7.26
------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                            ------------------------------------
                                                          CLASS B
                                            ------------------------------------
                                                YEAR ENDED
                                                OCTOBER 31,        MAY 31 TO
                                           --------------------   OCTOBER 31,
                                           1997    1996   1995       1994
---------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
---------------------------------------------------------------------------------
Net asset value, beginning of period       $8.43   8.59    7.90      8.16
---------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .49    .50     .51       .23
---------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .08   (.15)    .72      (.26)
---------------------------------------------------------------------------------
Total from investment operations             .57    .35    1.23      (.03)
---------------------------------------------------------------------------------
Less distribution from net investment
  income                                     .49    .51     .54       .23
---------------------------------------------------------------------------------
Net asset value, end of period             $8.51   8.43    8.59      7.90
---------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               6.99%  4.20   16.12      (.45)
---------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
---------------------------------------------------------------------------------
Expenses                                    1.90%  1.93    1.81      1.92
---------------------------------------------------------------------------------
Net investment income                       5.82%  5.93    6.40      6.72
---------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                           -------------------------------------
                                                         CLASS C
                                           -------------------------------------
                                            YEAR ENDED OCTOBER 31,
                                           ----------------------- MAY 31 TO
                                                                  OCTOBER 31,
                                           1997    1996   1995       1994
-----------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------
Net asset value, beginning of period       $8.45   8.61    7.90      8.16
-----------------------------------------------------------------------------
Income from investment operations:
  Net investment income                      .49   .50      .53       .23
-----------------------------------------------------------------------------
  Net realized and unrealized gain (loss)    .08   (.15)    .72      (.26)
-----------------------------------------------------------------------------
Total from investment operations             .57   .35     1.25      (.03)
-----------------------------------------------------------------------------
Less distribution from net investment
  income                                     .49   .51      .54       .23
-----------------------------------------------------------------------------
Net asset value, end of period             $8.53   8.45    8.61      7.90
-----------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)               7.03%  4.23   16.45      (.44)
-----------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------
Expenses                                    1.86%  1.90    1.78      1.89
-----------------------------------------------------------------------------
Net investment income                       5.86%  5.96    6.43      6.75
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                        ---------------------------------------
                                                                       CLASS I
                                                        ---------------------------------------
                                                            YEAR ENDED
                                                            OCTOBER 31,           JULY 3 TO
                                                        ------------------       OCTOBER 31,
                                                        1997          1996          1995
-----------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-----------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $8.45          8.61          8.52
-----------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income                                  .59           .60           .19
-----------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)                .08          (.15)          .12
-----------------------------------------------------------------------------------------------
Total from investment operations                         .67           .45           .31
-----------------------------------------------------------------------------------------------
Less distribution from net investment
  income                                                 .59           .61           .22
-----------------------------------------------------------------------------------------------
Net asset value, end of period                         $8.53          8.45          8.61
-----------------------------------------------------------------------------------------------
TOTAL RETURN (NOT ANNUALIZED)                           8.26%         5.45          3.65
-----------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (ANNUALIZED)
-----------------------------------------------------------------------------------------------
Expenses                                                 .70%          .72           .62
-----------------------------------------------------------------------------------------------
Net investment income                                   7.02%         7.14          6.87
-----------------------------------------------------------------------------------------------
 SUPPLEMENTAL DATA FOR ALL CLASSES
-----------------------------------------------------------------------------------------------

                                                          YEAR ENDED OCTOBER 31,
                                           ----------------------------------------------------
                                             1997      1996      1995      1994      1993
-----------------------------------------------------------------------------------------------
Net assets at end of year (in thousands)   $613,470   572,998   649,427   510,432   569,145
-----------------------------------------------------------------------------------------------
Portfolio turnover rate                         164%       74       182       163       190
-----------------------------------------------------------------------------------------------

NOTE: Total return does not reflect the effect of any sales charges.

NOTES

TRUSTEES & OFFICERS

TRUSTEES


STEPHEN B. TIMBERS
President and Trustee

DAVID W. BELIN
Trustee

LEWIS A. BURNHAM
Trustee

DONALD L. DUNAWAY
Trustee

ROBERT B. HOFFMAN
Trustee

DONALD R. JONES
Trustee

SHIRLEY D. PETERSON
Trustee

WILLIAM P. SOMMERS
Trustee

OFFICERS

ROBERT C. CESSINE
Vice President

CHARLES R. MANZONI, JR.
Vice President

JOHN E. NEAL
Vice President

ROBERT C. PECK, JR.
Vice President

PHILIP J. COLLORA
Vice President
and Secretary

JEROME L. DUFFY
Treasurer

ELIZABETH C. WERTH
Assistant Secretary

--------------------------------------------------------------------------------
LEGAL COUNSEL              VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                           222 North LaSalle Street
                           Chicago, IL 60601
--------------------------------------------------------------------------------
SHAREHOLDER                ZURICH KEMPER SERVICE COMPANY
SERVICE AGENT              P.O. Box 419557
                           Kansas City, MO 64141
--------------------------------------------------------------------------------
CUSTODIAN AND              INVESTORS FIDUCIARY TRUST COMPANY
TRANSFER AGENT             801 Pennsylvania
                           Kansas City, MO 64105
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS       ERNST & YOUNG LLP
                           233 South Wacker Drive
                           Chicago, IL 60606
--------------------------------------------------------------------------------
PRINCIPAL UNDERWRITER      ZURICH KEMPER DISTRIBUTORS, INC.
                           222 South Riverside Plaza Chicago, IL 60606 www.kemper.com

[KEMPER FUNDS LOGO]
Printed on recycled paper in the U.S.A.
This report is not to be distributed
unless preceded or accompanied by a
Kemper Income Funds prospectus.
KICPF - 2 (12/97) 1040980